Statements of Changes in Stockholder's Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2010	$ 54,186	$ 2,000	$ 43,006	$ 4,788	$ 4,392
Equity
Dividends	(4,381)	0	0	(4,381)	0
Capital contribution (Note 7)	2,127	0	2,127	0	0
Return of Capital	0		0
Net income	1,778	0	0	1,778	0
Other comprehensive (loss) income	3,623	0	0	0	3,623
Balance at Dec. 31, 2011	57,333	2,000	45,133	2,185	8,015
Equity
Dividends	(609)	0	0	(609)	0
Capital contribution (Note 7)	0
Return of Capital	0		0
Net income	4,884	0	0	4,884	0
Other comprehensive (loss) income	2,590	0	0	0	2,590
Balance at Dec. 31, 2012	64,198	2,000	45,133	6,460	10,605
Equity
Dividends	(10,033)	0	0	(10,033)	0
Capital contribution (Note 7)	0
Return of Capital	(959)	0	(959)	0	0
Net income	3,573	0	0	3,573	0
Other comprehensive (loss) income	(4,392)	0	0	0	(4,392)
Balance at Dec. 31, 2013	$ 52,387	$ 2,000	$ 44,174	$ 0	$ 6,213